Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property and equipment, net	$ 23,386	$ 24,728	$ 25,507
Taiwan
Segment Reporting Information [Line Items]
Property and equipment, net	16,799	17,317	19,014
United States
Segment Reporting Information [Line Items]
Property and equipment, net	58	91	101
Korea
Segment Reporting Information [Line Items]
Property and equipment, net	2,226	2,980	2,052
China
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,303	$ 4,340	$ 4,340